Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Intermediate Duration Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Class A | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Class A | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Intermediate Duration Municipal Bond Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Class C | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Class C | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Intermediate Duration Municipal Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Intermediate Duration Municipal Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia Intermediate Duration Municipal Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Columbia Intermediate Duration Municipal Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Intermediate Duration Municipal Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Intermediate Duration Municipal Bond Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Intermediate Duration Municipal Bond Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Intermediate Duration Municipal Bond Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Intermediate Duration Municipal Bond Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Intermediate Duration Municipal Bond Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Intermediate Duration Municipal Bond Fund - Class S | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Intermediate Duration Municipal Bond Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Intermediate Duration Municipal Bond Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Intermediate Duration Municipal Bond Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Intermediate Duration Municipal Bond Fund - Class S | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Intermediate Duration Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%